RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SUMMARY OF CARRYING AMOUNTS OF RIGHT-OF-USE ASSETS FOR LEASE

The carrying amounts of right-of-use assets for lease are as below:

USD
Net book amount at January 1, 2024	-
New additions	1,561,000
Amortization for the year ended December 31, 2024	(235,000)
Net book amount at December 31, 2024	1,326,000
New additions	-
Amortization for the period ended September 30, 2025	(231,000)
Net book amount at September 30, 2025	1,095,000

SCHEDULE OF LEASE LIABILITIES

The lease liabilities for continuing operations are as below:

	As of September 30, 2025	As of December 31, 2024
	USD’000	USD’000
Lease liabilities - current	346	348
Lease liabilities – non-current	808	1,072
Total	1,154	1,420

SCHEDULE OF CONTRACTUAL UNDISCOUNTED CASH FLOWS FOR THE LEASES

Contractual undiscounted cash flows for the leases:

	As of September 30, 2025
	Within one year	One to five years	Total contractual undiscounted cash flow
	USD’000	USD’000	USD’000
Undiscounted cash flows for the leases:	463	939	1,402

	As of December 31, 2024
	Within one year	One to five years	Total contractual undiscounted cash flow
	USD’000	USD’000	USD’000
Undiscounted cash flows for the leases:	457	1,287	1,744

SUMMARY OF CONSOLIDATED INCOME STATEMENT SHOWING THE AMOUNTS RELATING TO LEASES

The consolidated income statement shows the following amounts from continuing operations relating to leases:

Nine Months ended
September 30, 2025
Amortization charge of right-of-use assets	231
Interest expense	113

Nine Months ended
September 30, 2024 (Unaudited)
Amortization charge of right-of-use assets	163
Interest expense	105

Year ended
December 31, 2024
Amortization charge of right-of-use assets	235
Interest expense	147

Year ended
December 31, 2023
Amortization charge of right-of-use assets	-
Interest expense	-

The consolidated income statement shows the following amounts from discontinued operations relating to leases:

Year ended
December 31, 2023
Amortization charge of right-of-use assets	603
Interest expense	41